Operating segments	6 Months Ended
Jun. 30, 2023
Segment information [Abstract]
Disclosure of entity's operating segments [text block]
The assets, liabilities and operating income (loss) are mainly located in France and in Switzerland (the latter as a result of the acquisition of Versantis in September 2022).

Revenue breakdown by geographical area

Revenue by destination	Half-year ended
(in € thousands)	2022/06/30	2023/06/30
Revenue from France	100%	100%
Revenue from other countries	—%	—%
TOTAL	100%	100%
For the six month period ended June 30, 2022 and 2023, revenue was generated entirely in France. Substantially all revenue was generated from Ipsen.

Non-current assets by geographical area
Non-current assets break down by geographical area as follows:

NON-CURRENT ASSETS	As of December 31, 2022			As of June 30, 2023
(thousands of euros)	France	Switzerland	Total	France	Switzerland	Total
TOTAL	12,923	44,158	57,081	15,719	43,589	59,308